UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

    DONALD T. NETTER     STAMFORD, CT     May 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $65,319 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1460   123000          DEFINED 2              123000
ALLIANCE DATA SYSTEMS CORP     COM              18581108       567    11930          DEFINED 2               11930
ANGELICA CORP                  COM              34663104      2098   116920          DEFINED 2              116920
BEA SYS INC                    CALL             73325902      1341    70000     C    DEFINED 2               70000
BRISTOL MYERS SQUIBB CO        COM              110122108     1114    52300          DEFINED 2               52300
CABLEVISION SYS CORP           CL A             12686C109     2738   127750          DEFINED 2              127750
CIRCUIT CITY STORES INC        COM              172737108      597   150000          DEFINED 2              150000
CORNELL COMPANIES INC          COM              219141108     4323   192484          DEFINED 2              192484
DILLARDS INC                   CL A             254067101     1291    75000          DEFINED 2               75000
ENERGY EAST CORP               COM              29266M109     5054   209551          DEFINED 2              209551
ENERGY PARTNERS LTD            COM              29270U105      694    73242          DEFINED 2               73242
FOREST OIL CORP                COM              346091705      589    12018          DEFINED 2               12018
GEMSTAR-TV GUIDE INTL INC      COM              36866W106     1645   350000          DEFINED 2              350000
GENESCO INC                    COM              371532102     1980    85656          DEFINED 2               85656
GREAT ATLANTIC & PAC TEA INC   COM              390064103     1121    42760          DEFINED 2               42760
HUNTSMAN CORP                  COM              447011107     4282   181820          DEFINED 2              181820
HYPERCOM CORP                  COM              44913M105      283    65100          DEFINED 2               65100
I-MANY INC                     COM              44973Q103      271   112845          DEFINED 2              112845
INFOUSA INC                    COM              456818301     5855   958330          DEFINED 2              958330
JOHNSON OUTDOORS INC           CL A             479167108     3175   185800          DEFINED 2              185800
LANDRYS RESTAURANTS INC        COM              51508L103     2517   154600          DEFINED 2              154600
LEAR CORP                      COM              521865105     2391    92286          DEFINED 2               92286
MYERS INDS INC                 COM              628464109     1604   122170          DEFINED 2              122170
NAVTEQ CORP                    COM              63936L100     4760    70000          DEFINED 2               70000
NAVTEQ CORP                    CALL             63936L900     2380    35000     C    DEFINED 2               35000
SLM CORP                       COM              78442P106     2120   138100          DEFINED 2              138100
SUN-TIMES MEDIA GROUP INC      COM              86688Q100      212   295100          DEFINED 2              295100
TRONOX INC                     CL A             897051108      100    25000          DEFINED 2               25000
TRONOX INC                     COM CL B         897051207      728   186631          DEFINED 2              186631
UNITED RENTALS INC             COM              911363109     2638   140000          DEFINED 2              140000
WCI CMNTYS INC                 COM              92923C104     1341   400300          DEFINED 2              400300
YAHOO INC                      COM              984332106     4050   140000          DEFINED 2              140000